STRADLEY, RONON, STEVENS & YOUNG, LLP
                            2600 One Commerce Square
                             Philadelphia, PA 19103
                                (215) 564-8000


Direct Dial: (215) 564-8048



                                  March 6, 2000

FILED VIA EDGAR

Filing Desk
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

      Re:  The Crowley Portfolio Group, Inc. (the "Fund")
           SEC File Nos. 33-30975, 811-5875
           Rule 497(j) filing

Dear Sir or Madam:

           Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment Nos. 13/15 (the "Post Effective Amendment") to the Registration Statement of the Fund. The Post Effective Amendment was filed with the Securities and Exchange Commission electronically on February 29, 2000.

           Please   direct  any   questions   or   comments   relating  to  this
certification to me at the above phone number.

                                Very truly yours,

                                /s/ JANA L. CRESSWELL
                                Jana L. Cresswell